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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13 F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Clarium Capital Management, LLC
Address: 1114 Avenue of the Americas, 29th Floor
         New York, NY 10036

Form 13F File Number: 28-11772

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:  Peter Thiel
Title: President
Phone: (212) 903-2800

Signature, Place, and Date of Signing:

/s/ Peter Thiel             May 14, 2009           New York, NY
------------------          ------------           -------------
    [Signature]                [Date]              [City, State]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                          0

Form 13F Information Table Entry Total:                    28

Form 13F Information Table Value Total:               527,114
                                                   (thousands)

List of Other Included Managers:                         NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

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                           FORM 13F INFORMATION TABLE

        COLUMN 1            COLUMN 2    COLUMN 3  COLUMN 4           COLUMN 5        COLUMN 6  COLUMN 7          COLUMN 8
------------------------ -------------- --------- -------- ------------------------ ---------- -------- --------------------------
                                                    VALUE    SHRS OR           PUT/ INVESTMENT  OTHER     VOTING   AUTHORITY
     NAME OF ISSUER      TITLE OF CLASS   CUSIP   (x$1000)   PRN AMT  SH/PRN  CALL  DISCRETION MANAGERS   SOLE      SHARED    NONE
------------------------ -------------- --------- -------- --------- -------- ----- ---------- -------- ---------  --------   ----
ALABAMA AIRCRAFT IND INC            COM 01023E100      588   413,760   SH              SOLE               413,760     0        0
ALTRIA GROUP INC                    COM 02209S103      881    55,000   SH              SOLE                55,000     0        0
AMERICAN EXPRESS CO                 COM 025816109    1,199    88,000   SH              SOLE                88,000     0        0
BEST BUY INC                        COM 086516101      241     6,339   SH              SOLE                 6,339     0        0
BRIGHAM EXPLORATION CO              COM 109178103      428   225,000   SH              SOLE               225,000     0        0
DIAGEO P L C               SPON ADR NEW 25243Q205      671    15,000   SH              SOLE                15,000     0        0
FUEL SYS SOLUTIONS INC              COM 35952W103      453    33,600   SH              SOLE                33,600     0        0
HEWLETT PACKARD CO                  COM 428236103      802    25,000   SH              SOLE                25,000     0        0
INTEL CORP                          COM 458140100      452    30,000   SH              SOLE                30,000     0        0
ISTAR FINL INC                      COM 45031U101      280    99,800   SH              SOLE                99,800     0        0
KIMBERLY CLARK CORP                 COM 494368103      461    10,000   SH              SOLE                10,000     0        0
MCDONALDS CORP                      COM 580135101    4,366    80,000   SH              SOLE                80,000     0        0
MFA MTG INVTS INC                   COM 55272X102      294    50,000   SH              SOLE                50,000     0        0
MICROSOFT CORP                      COM 594918104    1,286    70,000   SH              SOLE                70,000     0        0
NATIONAL COAL CORP              COM NEW 632381208      136   100,000   SH              SOLE               100,000     0        0
NEXEN INC                           COM 65334H102      424    25,000   SH              SOLE                25,000     0        0
NIKE INC                           CL B 654106103      654    13,937   SH              SOLE                13,937     0        0
NRG ENERGY INC                  COM NEW 629377508    1,232    70,000   SH              SOLE                70,000     0        0
OIL SVC HOLDRS TR         DEPOSTRY RCPT 678002106  502,352 6,786,700   SH              SOLE             6,786,700     0        0
ORACLE CORP                         COM 68389X105      731    40,430   SH              SOLE                40,430     0        0
PHILIP MORRIS INTL INC              COM 718172109    1,601    45,000   SH              SOLE                45,000     0        0
POST PPTYS INC                      COM 737464107      382    37,700   SH              SOLE                37,700     0        0
PROCTER & GAMBLE CO                 COM 742718109    1,413    30,000   SH              SOLE                30,000     0        0
REYNOLDS AMERICAN INC               COM 761713106      538    15,000   SH              SOLE                15,000     0        0
SELECT SECTOR SPDR TR    SBI INT-ENERGY 81369Y506    3,821    90,000   SH              SOLE                90,000     0        0
T-3 ENERGY SRVCS INC                COM 87306E107      463    39,300   SH              SOLE                39,300     0        0
TIME WARNER INC                     COM 877317303      307    15,924   SH              SOLE                15,924     0        0
WALGREEN CO                         COM 931422109      658    25,335   SH              SOLE                25,335     0        0

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